LOANS, FINANCING AND DEBENTURES - Changes in loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LOANS, FINANCING AND DEBENTURES
Beginning of the year	R$ 75,620,574
Non-cash effect:
End of the year	74,295,764	R$ 75,620,574
Capital Market Borrowings
LOANS, FINANCING AND DEBENTURES
Beginning of the year	75,620,574	59,460,369
Effect on cash flow:
Funding	8,032,447	29,965,839
Interest Paid	(5,349,234)	(6,411,738)
Principal Amortization	(11,312,024)	(16,009,832)
Non-cash effect:
Acquisition of subsidiary	21,540	0
Increase Through Monetary Variations Incurred, Financial Assets	459,522	0
Interest and charges incurred	5,635,332	5,651,860
Monetary variation incurred	509,150	501,819
Exchange rate variation incurred	5,819	113,072
Fair value adjustment	672,638	2,434,141
Transfer to held for sale	0	(84,956)
End of the year	R$ 74,295,764	R$ 75,620,574